Derivative instruments and hedging activities (Tables)	6 Months Ended
Sep. 30, 2020
Derivative Instruments and Hedging Activities [Abstract]
Significant concentration of exposures to credit risk in OTC derivatives

	Billions of yen
	March 31, 2020
	Gross fair value of derivative assets	Impact of master netting agreements	Impact of collateral	Net exposure to credit risk
Financial institutions	¥17,711	¥(15,479)	¥(1,707)	¥525

	Billions of yen
	September 30, 2020
	Gross fair value of derivative assets	Impact of master netting agreements	Impact of collateral	Net exposure to credit risk
Financial institutions	¥14,731	¥(12,943)	¥(1,526)	¥262

Volume of derivative activity in statement of financial position

		Billions of yen
		March 31, 2020
		Derivative assets	Derivative liabilities
	Total Notional (1)	Fair value	Fair value (1)
Derivatives used for trading and non-trading purposes (2)(3) :
Equity contracts	¥47,976	¥1,921	¥2,008
Interest rate contracts	2,522,172	13,590	13,214
Credit contracts	36,155	407	457
Foreign exchange contracts	267,313	5,224	5,104
Commodity contracts	601	9	6

Total	¥2,874,217	¥21,151	¥20,789

Derivatives designated as hedging instruments:
Interest rate contracts	¥1,064	¥39	¥0
Foreign exchange contracts	115	—	1

Total	¥1,179	¥39	¥1

Total derivatives	¥2,875,396	¥21,190	¥20,790

		Billions of yen
		September 30, 2020
		Derivative assets	Derivative liabilities
	Total Notional (1)	Fair value	Fair value (1)
Derivatives used for trading and non-trading purposes (2)(3) :
Equity contracts	¥43,852	¥1,233	¥1,705
Interest rate contracts	2,725,124	11,902	11,536
Credit contracts	36,532	373	432
Foreign exchange contracts	243,294	3,542	3,499
Commodity contracts	373	1	8

Total	¥3,049,175	¥17,051	¥17,180

Derivatives designated as hedging instruments:
Interest rate contracts	¥1,270	¥36	¥1
Foreign exchange contracts	121	0	1

Total	¥1,391	¥36	¥2

Total derivatives	¥3,050,566	¥17,087	¥17,182

(1)	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
(2)
Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.

(3)
As of March 31, 2020 and September 30, 2020, the amounts reported include derivatives used for non-trading
purposes which are not designated as fair value or net investment hedges. These amounts have not been separately presented since such amounts were not significant.

Offsetting of derivatives instruments and related collateral amounts

	Billions of yen		Billions of yen
	March 31, 2020		September 30, 2020
	Derivative assets	Derivative liabilities (1)	Derivative assets	Derivative liabilities (1)
Equity contracts
OTC settled bilaterally	¥869	¥875	¥770	¥1,023
Exchange-traded	1,052	1,133	463	682
Interest rate contracts
OTC settled bilaterally	11,881	11,438	10,434	10,060
OTC centrally-cleared	1,692	1,758	1,473	1,464
Exchange-traded	56	18	31	13
Credit contracts
OTC settled bilaterally	278	311	182	241
OTC centrally-cleared	126	132	191	190
Exchange-traded	3	14	—	1
Foreign exchange contracts
OTC settled bilaterally	5,224	5,105	3,542	3,500
Commodity contracts
OTC settled bilaterally	1	1	0	0
Exchange-traded	8	5	1	8

Total gross derivative balances (2)	¥21,190	¥20,790	¥17,087	¥17,182
Less: Amounts offset in the consolidated balance sheets (3)	(19,248)	(18,987)	(15,997)	(15,863)

Total net amounts reported on the face of the consolidated balance sheets (4)	¥1,942	¥1,803	¥1,090	¥1,319
Less: Additional amounts not offset in the consolidated balance sheets (5)
Financial instruments and non-cash collateral	(182)	(125)	(140)	(246)

Net amount	¥1,760	¥1,678	¥950	¥1,073

(1)	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
(2)
Includes all gross derivative asset and liability balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. As of March 31, 2020, the gross balance of derivative assets and derivative liabilities which are not documented under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥1,013 billion and ¥1,046 billion, respectively. As of September 30, 2020, the gross balance of such derivative assets and derivative liabilities was ¥443 billion and ¥572 billion, respectively.

(3)
Represents amounts offset through counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives under master netting and similar agreements for which Nomura has obtained sufficient evidence of enforceability in accordance with ASC 815. As of March 31, 2020, Nomura offset a total of ¥1,679 billion of cash collateral receivables against net derivative liabilities and ¥1,940 billion of cash collateral payables against net derivative assets. As of September 30, 2020, Nomura offset a total of ¥1,592 billion of cash collateral receivables against net derivative liabilities and ¥1,726 billion of cash collateral payables against net derivative assets.

(4)
Net derivative assets and net derivative liabilities are generally reported within
Trading assets and private equity and debt investments—Trading assets
and
Trading liabilities
, respectively in the consolidated balance sheet. Bifurcated embedded derivatives are reported within
Short-term borrowings
or
Long-term borrowings
depending on the maturity of the underlying host contract.

(5)
Represents amounts which are not permitted to be offset on the face of the consolidated balance sheets in accordance with ASC
210-20
and ASC 815 but which provide Nomura with a legally enforceable right of offset in the event of counterparty default. Amounts relating to derivative and collateral agreements where Nomura has not yet obtained sufficient evidence of enforceability of such offsetting rights are excluded. As of March 31, 2020, a total of ¥374 billion of cash collateral receivables and ¥540 billion of cash collateral payables, including amounts reported in the table, have not been offset against net derivatives. As of September 30, 2020, a total of ¥182 billion of cash collateral receivables and ¥446 billion of cash collateral payables, including amounts reported in the table, have not been offset against net derivatives.

Derivative amounts included in consolidated statements of income
The following table presents amounts included in the consolidated statements of income for the six months ended September 30, 2019 and 2020 related to derivatives used for trading and non-trading
purposes by type of underlying derivative contract.

	Billions of yen
	Six months ended September 30
	2019	2020
Derivatives used for trading and non-trading purposes (1)(2) :
Equity contracts	¥45	¥90
Interest rate contracts	72	176
Credit contracts	(104)	(85)
Foreign exchange contracts	(84)	(52)
Commodity contracts	2	(10)

Total	¥(69)	¥119

	Billions of yen
	Three months ended September 30
	2019	2020
Derivatives used for trading and non-trading purposes (1)(2) :
Equity contracts	¥47	¥(47)
Interest rate contracts	64	40
Credit contracts	(85)	(78)
Foreign exchange contracts	(78)	7
Commodity contracts	(1)	(5)

Total	¥(53)	¥(83)

(1)
Each derivative classification includes derivatives referencing multiple risk components. For example, interest rates contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.

(2)
Includes net gains (losses) on derivatives used for
non-trading
purposes which are not designated as fair value or net investment hedges. For the six and three months ended September 30, 2019 and 2020, these amounts have not been separately presented as net gains (losses) for these non-trading
derivatives were not significant.

Schedule of carrying value hedged items

	Billions of yen
Line items in the statement of financial position in which the hedged item is included:	Carrying amount of the hedged assets/liabilities		Cumulative gains/(losses) of fair value hedging adjustment included in the carrying amount of the hedged assets/liabilities
	March 31, 2020	September 30, 2020	March 31, 2020	September 30, 2020
Long-term borrowings	¥1,098	¥1,301	¥(36)	¥(33)

Total	¥1,098	¥1,301	¥(36)	¥(33)

Fair value hedges

	Billions of yen
	Six months ended September 30
	2019	2020
Derivatives designated as hedging instruments:
Interest rate contracts	¥(2)	¥(1)

Total	¥(2)	¥(1)

Hedged items:
Long-term borrowings	¥2	¥1

Total	¥2	¥1

	Billions of yen
	Three months ended September 30
	2019	2020
Derivatives designated as hedging instruments:
Interest rate contracts	¥(4)	¥1

Total	¥(4)	¥1

Hedged items:
Long-term borrowings	¥4	¥(1)

Total	¥4	¥(1)

Net investment hedges

	Billions of yen
	Six months ended September 30
	2019	2020
Hedging instruments:
Foreign exchange contracts	¥3	¥(7)

Total	¥3	¥(7)

	Billions of yen
	Three months ended September 30
	2019	2020
Hedging instruments:
Foreign exchange contracts	¥5	¥(5)

Total	¥5	¥(5)

(1)
The portion of gains (losses) representing the amount of hedge ineffectiveness and the amount excluded from the assessment of hedge effectiveness are recognized within
Revenue—Other
in the consolidated statements of income. The amount of gains (losses) was not significant during the six months ended September 30, 2019 and 2020. The amount of gains (losses) was not significant during the three months ended September 30, 2019 and 2020.

Written credit derivatives and purchased credit protection

	Billions of yen
	March 31, 2020
		Maximum potential payout/Notional					Notional
	Carrying value (Asset) / Liability (1)	Total	Years to maturity				Purchased credit protection
			Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Single-name credit default swaps	¥96	¥8,018	¥2,323	¥2,238	¥2,552	¥905	¥5,836
Credit default indices	18	8,064	721	2,455	4,179	709	6,364
Other credit risk related portfolio products	65	357	39	130	175	13	274
Credit-risk related options and swaptions	1	16	—	—	16	—	16

Total	¥180	¥16,455	¥3,083	¥4,823	¥6,922	¥1,627	¥12,490

	Billions of yen
	September 30, 2020
		Maximum potential payout/Notional					Notional
			Years to maturity				Purchased credit protection
	Carrying value (Asset) / Liability (1)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Single-name credit default swaps	¥(20)	¥7,366	¥1,733	¥2,210	¥2,601	¥822	¥5,488
Credit default indices	(138)	9,077	757	3,332	4,127	861	7,182
Other credit risk related portfolio products	37	384	27	149	189	19	270
Credit-risk related options and swaptions	0	6	—	—	—	6	6

Total	¥(121)	¥16,833	¥2,517	¥5,691	¥6,917	¥1,708	¥12,946

(1)
Carrying value amounts are shown on a gross basis prior to cash collateral or counterparty netting. Asset balances represent positive fair value amounts caused by tightening of credit spreads of underlyings since inception of the credit derivative contracts.

Written credit derivatives by external credit rating of underlying asset

	Billions of yen
	March 31, 2020
	Maximum potential payout/Notional
	AAA	AA	A	BBB	BB	Other (1)	Total
Single-name credit default swaps	¥122	¥1,683	¥1,935	¥2,643	¥1,198	¥437	¥8,018
Credit default indices	24	153	2,211	4,027	1,318	331	8,064
Other credit risk related portfolio products	—	—	2	191	73	91	357
Credit-risk related options and swaptions	—	—	—	—	16	—	16

Total	¥146	¥1,836	¥4,148	¥6,861	¥2,605	¥859	¥16,455

	Billions of yen
	September 30, 2020
	Maximum potential payout/Notional
	AAA	AA	A	BBB	BB	Other (1)	Total
Single-name credit default swaps	¥176	¥1,577	¥1,895	¥2,551	¥875	¥292	¥7,366
Credit default indices	36	165	2,375	4,734	1,410	357	9,077
Other credit risk related portfolio products	—	—	2	219	52	111	384
Credit-risk related options and swaptions	—	—	—	—	6	—	6

Total	¥212	¥1,742	¥4,272	¥7,504	¥2,343	¥760	¥16,833

(1)	“Other” includes credit derivatives where the credit rating of the underlying reference asset is below investment grade or where a rating is unavailable.